BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated February 28, 2020 to the Investor A, Institutional, Investor P, Service and Class K Shares Summary Prospectuses and Prospectuses of the Fund, each dated April 30, 2019, and the Class G Shares Summary Prospectus and Prospectus of the Fund, each dated July 1, 2019

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About iShares S&P 500 Index Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About iShares S&P 500 Index Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Master Portfolio Since	Title
Alan Mason	2014	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA	2020	Director of BlackRock, Inc.
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.
Rachel Aguirre	2016	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund/Master Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND/MASTER PORTFOLIO
The Master Portfolio is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Master Portfolio. Please see “Management of the Fund — Portfolio Managers” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Master Portfolio is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of the Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Suzanne Henige, CFA	Jointly and primarily responsible for the day-to-day management of the Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2020	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of the Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of the Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2019	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.
Rachel Aguirre	Jointly and primarily responsible for the day-to-day management of the Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2012 to 2017; Vice President of BlackRock, Inc. from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

Shareholders should retain this Supplement for future reference.

PR2-S&P500-0220SUP

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